Accrued expenses - Q2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses [Abstract]
Accrued consulting and professional fees	$ 344	$ 387	$ 119
Accrued private placement fees	1,371	0
Accrued research and development	485	453	235
Accrued interest on convertible notes	375	373	0
Other	108	241	83
Accrued expenses	$ 2,683	$ 1,454	$ 437